Consolidated Statements of Operations (Parenthetical) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cost of Revenues [Member]
Share-based compensation expense		(13)	21
Selling and Marketing [Member]
Share-based compensation expense	45	11	347
General and Administrative [Member]
Share-based compensation expense	635	900	4,127
Research and Development [Member]
Share-based compensation expense	581	1,178	2,632